Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net
Property and Equipment, net

Note 8 Property and Equipment, Net

Property and equipment balances as of December 31, 2017 and 2016 are as follows:

(in thousands)	2017	2016
Computer and other equipment	$424,957	356,358
Buildings and improvements	262,499	246,577
Furniture and other equipment	141,927	141,836
Land	16,195	15,877
Other	724	2,387
Total property and equipment	846,302	763,035
Less accumulated depreciation and amortization	(521,084)	(480,690)
Property and equipment, net	$325,218	282,345

The Company has various types of equipment under capital lease arrangements. The Company has the following amounts of equipment under capital lease obligations as of December 31, 2017 and 2016:

(in thousands)	2017	2016
Computer and other equipment (acquired under capital lease arrangements)	$92,553	51,702
Furniture and other equipment (acquired under capital lease arrangements)	5,451	5,412
Total equipment	98,004	57,114
Less accumulated depreciation:
Computer and other equipment	(44,327)	(39,060)
Furniture and other equipment	(4,520)	(3,788)
Total accumulated depreciation	(48,847)	(42,848)
Total equipment, net	$49,157	14,266

Depreciation and amortization expense includes amounts for computer equipment, furniture and other equipment acquired under capital lease. Depreciation and amortization expense related to property and equipment was $68.0 million, $62.5 million and $56.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.